STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Preferred stock (Details) - $ / shares	Nov. 30, 2025	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0